Income Tax - Schedule of Reconciliation of Average Effective Tax Rate (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of Average Effective Tax Rate [Abstract]
Profit before income tax from continuing operations	$ 292,908	$ 354,072	$ 574,940
Tax expense at enacted tax rate in Colombia	$ (102,518)	$ (123,925)	$ (201,229)
Rate of Tax expense at enacted tax rate in Colombia	(35.00%)	(35.00%)	(35.00%)
Equity method in joint venture domestic operations	$ (25,154)	$ (40,046)	$ (12,152)
Non-deductible/ nontaxable foreign operation	(12,087)	15,449	(55,852)
Adjustment to current taxes from prior periods	(1,777)	311	(9,164)
Non-deductible / nontaxable domestic operation	13,075	37,914	(27,410)
Tax rates differences from foreign operations	24,492	33,547	22,362
Accounting effects of NCI domestic operations without tax impact	48,304	32,138	31,991
Tax impact of readjustment to carry forward losses			727
Changes in tax rates			(78,382)
Unrecognition deferred tax from prior periods		(1,286)	3,407
Total income tax expense	$ (55,665)	$ (45,898)	$ (325,702)
Rate of Total income tax expense	(19.00%)	(13.00%)	(57.00%)